Property, Plant and Equipment - Asset Impairment Charges (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Impairment in property, plant and equipment	$ 99,726,000	$ 7,890,000	$ 0
Machinery and equipment
Property, Plant and Equipment [Line Items]
Impairment in property, plant and equipment	9,177,000	0
Computer software
Property, Plant and Equipment [Line Items]
Impairment in property, plant and equipment	44,649,000	2,911,000
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Impairment in property, plant and equipment	4,030,000	0
Construction in progress
Property, Plant and Equipment [Line Items]
Impairment in property, plant and equipment	$ 41,870,000	$ 4,979,000